UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

THIRD QUARTER REPORT

July 31, 2009

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at July 31, 2009
(Unaudited)

Principal Amount (†)			Value (Note 1)

Corporate Debt Instruments - 6.79%

		Consumer Products - 0.27%
15,538,590		Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b)	$14,646,675

		Financial Insurance - 2.35%
362,167,000		MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (h)	128,191,545

		Financial Services - 1.87%
8,250,000		CIT Group, Inc., 4.750%, due 12/15/10	4,635,840
		GMAC LLC:
37,652,000		7.250%, due 3/2/11	35,050,849
49,002,000	EUR	5.375%, due 6/6/11	62,508,787

			102,195,476

		Home Development - 0.29%
		Standard Pacific Corp.:
10,800,000		6.250%, due 4/1/14	8,046,000
10,415,000		7.000%, due 8/15/15	7,863,325

			15,909,325

		Telecommunications - 0.78%
		Nortel Networks (Canada)*:
18,500,000		0.000%, due 7/15/11	7,908,750
11,500,000		1.750%, due 4/15/12	4,729,375
9,500,000		10.125%, due 7/15/13	4,156,250
28,750,000		2.125%, due 4/15/14	11,823,438
31,750,000		10.750%, due 7/15/16	14,049,375

			42,667,188

		U.S. Real Estate Operating Companies - 1.23%
		Forest City Enterprises, Inc.:
59,020,000		3.625%, due 10/15/11	50,314,550
20,778,000		7.625%, due 6/1/15	13,609,590
5,826,000		6.500%, due 2/1/17	3,349,950

			67,274,090

Shares		Value (Note 1)

	Total Corporate Debt Instruments (Cost $499,068,362)	$370,884,299

Preferred Stocks - 0.01%

	Auto Supply - 0.00%
759,866	ISE Corp. Series B (a) (b) (c)	—
977,469	ISE Corp. Series C (a) (b)	—

		—

	Financial Insurance - 0.00%
6,045,667	CGA Group, Ltd. Series C (Bermuda) (a) (b)	—

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	7,877
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c)	313,461

		321,338

	Total Preferred Stocks (Cost $14,103,695)	321,338

Common Stocks - 86.06%

	Annuities & Mutual Fund Management & Sales - 2.75%
5,500,000	Bank of New York Mellon Corp. (The)	150,370,000

	Auto Supply - 0.00%
217,210	ISE Corp. (a) (b) (c)	—

	Automotive - 9.21%
18,576,400	Toyota Industries Corp. (Japan) (c)	502,568,919

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c)	26,318

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Depository Institutions - 0.67%
218,500	Carver Bancorp, Inc. (c)	$1,311,000
19,558,450	Chong Hing Bank, Ltd. (Hong Kong)	35,028,327

		36,339,327

	Diversified Operations - 8.04%
10,000,000	Brookfield Asset Management, Inc., Class A (Canada)	210,400,000
48,526,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	228,231,129

		438,631,129

	Electronics Components - 0.67%
3,346,783	AVX Corp.	36,781,145

	Financial Insurance - 1.84%
25,707,362	Ambac Financial Group, Inc. (a) (c)	19,280,522
3,806,722	Manifold Capital Holdings, Inc. (a) (b) (c) (f)	38,067
19,349,845	MBIA, Inc. (a) (c)	81,075,851

		100,394,440

	Holding Companies - 23.48%
83,370	Capital Southwest Corp.	6,842,176
53,819,000	Cheung Kong Holdings, Ltd. (Hong Kong)	695,128,664
3,951,800	Guoco Group, Ltd. (Hong Kong)[1]	37,223,166
10,665,000	Investor AB, Class A (Sweden)	183,637,230
2,200,000	Jardine Matheson Holdings, Ltd. (Hong Kong)[1]	63,360,000
359,250	Pargesa Holding SA (Switzerland)	26,372,678
3,317,350	RHJ International (Belgium) (a)	21,513,294
87,069,500	Wheelock & Co., Ltd. (Hong Kong)	247,163,438

		1,281,240,646

	Home Development - 0.65%
1,000,000	MDC Holdings, Inc.	35,240,000

Shares		Value (Note 1)

	Industrial & Agricultural Equipment - 0.16%
360,100	Mestek, Inc. (a)	$3,015,838
360,100	Omega Flex, Inc.	5,891,236

		8,907,074

	Insurance & Reinsurance - 0.01%
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b)	488,325
32,089	RS Holdings Corp., Class A (a) (b)	9,840

		498,165

	Mutual Holding Companies - 0.27%
637,122	Brooklyn Federal Bancorp, Inc.	7,944,911
50,920	Colonial Bankshares, Inc. (a)	394,630
490,036	FedFirst Financial Corp. (a) (c)	1,612,218
205,511	Gouverneur Bancorp, Inc. (c)	1,469,404
274,157	Home Federal Bancorp, Inc. (c)	2,001,346
242,800	SFSB, Inc. (a) (c)	1,277,128

		14,699,637

	Non-U.S. Real Estate Operating Companies - 18.83%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	125,474,416
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	111,891,614
119,598,738	Henderson Land Development Co., Ltd. (Hong Kong) (c)	790,118,178

		1,027,484,208

	Oil & Gas Production & Services - 5.53%
2,000,630	Cimarex Energy Co.	71,582,541
776,800	EnCana Corp. (Canada)	41,675,320
11,090,000	Nabors Industries, Ltd. (Bermuda) (a)	188,751,800

		302,009,661

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Steel & Specialty Steel - 6.48%
3,500,000	POSCO, ADR (South Korea)	$353,745,000

	Telecommunications - 1.15%
10,000,000	Sycamore Networks, Inc. (a)	34,000,000
5,008,450	Tellabs, Inc. (a)	29,049,010

		63,049,010

	U.S. Real Estate Operating Companies - 3.59%
18,975,821	FNC Realty Corp. (a) (b) (c)	6,888,223
13,764,203	Forest City Enterprises, Inc., Class A (a) (c)	98,276,409
22,500	Forest City Enterprises, Inc., Class B (a)	160,200
3,420,106	Tejon Ranch Co. (a) (c)	90,427,603

		195,752,435

	Utilities, Utility Service Companies & Waste Management - 2.73%
8,816,889	Covanta Holding Corp. (a) (c)	148,917,255

	Total Common Stocks (Cost $4,485,071,826)	4,696,654,369

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.10%

	Infrastructure - 0.10%
400,000	Brookfield Infrastructure Partners L.P.[2]	5,320,000

	Insurance & Reinsurance - 0.00%#
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	256,294

Principal Amount ($)		Value (Note 1)

	Total Limited Partnerships (Cost $8,007,814)	$5,576,294

Short Term Investments - 6.75%

	Repurchase Agreement - 3.09%
168,614,669	JPMorgan Securities, Inc., 0.10%, dated 7/31/09, due 8/3/09 (e)	168,614,669

	U.S. Government Obligations - 3.66%
200,000,000	U.S. Treasury Bills, 0.18%-0.25%‡, due 10/29/09-1/28/10 (g)	199,830,400

	Total Short Term Investments (Cost $368,444,031)	368,445,069

	Total Investment Portfolio - 99.71% (Cost $5,374,695,728)	5,441,881,369
	Other Assets less Liabilities - 0.29%	15,768,870

	NET ASSETS - 100.00% (Applicable to 129,498,779 shares outstanding)	$5,457,650,239

	NET ASSET VALUE PER SHARE	$42.14

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Notes:

ADR: American Depository Receipt.

EUR: Euro.

PIK: Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $152,800,000, due 4/15/10, value $173,458,241.

(f)	Security is subject to restrictions on resale.

(g)	A portion of this security is segregated for future fund commitments.

(h)	Variable rate security.

*	Issuer in default.

#	Amount represents less than 0.01% of total net assets.

†	Denominated in U.S. Dollars unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	42.76%
United States	28.15
Japan	9.21
South Korea	6.48
Canada	5.40
Bermuda	3.47
Sweden	3.37
Switzerland	0.48
Belgium	0.39
United Kingdom	— #

Total	99.71%

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at July 31, 2009
(Unaudited)

Principal Amount (†)			Value (Note 1)

Corporate Debt Instruments - 5.13%

		Building & Construction - 0.93%
15,000,000		Ply Gem Industries, Inc., 11.750%, due 6/15/13	$11,400,000

		Financial Insurance - 1.11%
38,500,000		MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)	13,627,345

		Forest Products & Paper - 0.18%
2,179,800	CAD	TimberWest Forest Corp., 9.000%, due 2/11/14 (Canada)	2,231,500

		Oil & Gas - 0.98%
14,475,000		W & T Offshore, Inc., 8.250%, due 6/15/14 (f)	12,086,625

		Transportation - 1.93%
5,000,000		Swift Transportation Co., Inc. (Revolver), 0.750%, due 5/10/12 (g)	3,562,500
25,942,744		Swift Transportation Co., Inc. Term Loan B, 3.563%, due 5/10/14 (g)	20,148,873

			23,711,373

		Total Corporate Debt Instruments (Cost $73,139,246)	63,056,843

U.S. Government Obligations - 0.90%

		U.S. Treasury Inflation Indexed Notes - 0.90%
10,000,000		U.S. Treasury Inflation Indexed Notes, 2.000%-2.125%, due 1/15/14-1/15/19	11,081,980

		Total U.S. Government Obligations (Cost $10,624,246)	11,081,980

Shares or Units			Value (Note 1)

Common Stocks & Warrants - 85.08%

		Aerospace & Defense - 0.15%
150,380		Herley Industries, Inc. (a)	$1,831,628

		Agriculture - 3.44%
5,020,687		Viterra, Inc. (Canada) (a)	42,272,111

		Chemicals & Allied Products - 5.38%
1,783,023		Lanxess AG (Germany)	51,893,972
569,676		Westlake Chemical Corp.	14,236,203

			66,130,175

		Computer Peripherals - 1.23%
707,309		Imation Corp.	6,422,366
596,997		Lexmark International, Inc., Class A (a)	8,644,517

			15,066,883

		Consumer Products - 2.20%
1,048,471		JAKKS Pacific, Inc. (a)	12,088,871
1,379,185		K-Swiss, Inc., Class A (c)	14,950,365

			27,039,236

		Diversified Media - 0.08%
332,156		Journal Communications, Inc., Class A	923,394

		Electronics Components - 3.46%
741,242		Bel Fuse, Inc., Class B (c)	13,624,028
856,836		Electronics for Imaging, Inc. (a)	9,767,930
820,175		Park Electrochemical Corp.	19,167,490

			42,559,448

		Energy/Services - 6.64%
928,357		Bristow Group, Inc. (a)	30,728,617
1,663,262		Bronco Drilling Co., Inc. (a) (c)	6,985,700
2,010,022		Pioneer Drilling Co. (a)	8,803,896
417,719		Precision Drilling Trust Units (Canada)	2,355,935
726,313		Tidewater, Inc.	32,684,085

			81,558,233

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks & Warrants (continued)

	Forest Products & Paper - 3.28%
1,511,700	Canfor Corp. (Canada) (a)	$7,732,158
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	3,525,601
1,708,906	Glatfelter	17,687,177
3,157,200	TimberWest Forest Corp. Units (Canada)	11,312,873

		40,257,809

	Healthcare Services - 3.77%
3,221,822	Cross Country Healthcare, Inc. (a) (c)	26,902,214
937,773	Pharmaceutical Product Development, Inc.	19,477,545

		46,379,759

	Holding Companies - 9.72%
528,340	Ackermans & van Haaren NV (Belgium)	37,049,540
1,935,132	Brookfield Asset Management, Inc., Class A (Canada)	40,715,177
1,283,103	JZ Capital Partners, Ltd. (Guernsey)	4,811,849
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (e)	3,898,975
495,300	Leucadia National Corp. (a)	12,134,850
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	20,872,805
9,556,561	PYI Corp., Ltd. Warrants, expires 9/25/09 (Hong Kong)[1] (a)	30,827

		119,514,023

	Industrial Equipment - 2.12%
276,674	Alamo Group, Inc.	3,826,402
2,559,619	Wacker Neuson SE (Germany)	22,254,067

		26,080,469

Shares		Value (Note 1)

	Insurance & Reinsurance - 3.12%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	$11,817,468
50,174	E-L Financial Corp., Ltd. (Canada)	17,698,881
350,720	HCC Insurance Holdings, Inc.	8,803,072

		38,319,421

	Life Insurance - 2.43%
224,781	National Western Life Insurance Co., Class A (c)	29,922,847

	Metals Manufacturing - 4.56%
1,309,606	Encore Wire Corp. (c)	28,405,354
836,637	Kaiser Aluminum Corp.	27,659,219

		56,064,573

	Non-U.S. Real Estate Investment Trusts - 0.70%
535,830	Derwent London PLC (United Kingdom)	8,637,511

	Non-U.S. Real Estate Operating Companies - 8.51%
5,274,600	Parco Co., Ltd. (Japan) (c)	45,987,266
9,698,000	Sapporo Holdings, Ltd. (Japan)	58,623,577

		104,610,843

	Oil & Gas - 6.12%
1,125,806	Cimarex Energy Co.	40,281,339
1,464,540	St. Mary Land & Exploration Co.	34,958,570

		75,239,909

	Retail - 0.75%
860,162	Haverty Furniture Cos., Inc. (a)	9,238,140

	Securities Trading Services - 2.48%
1,366,421	Investment Technology Group, Inc. (a)	30,539,509

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks & Warrants (continued)

	Semiconductor Equipment Manufacturers & Related - 2.05%
98,728	Coherent, Inc. (a)	$1,937,043
1,774,506	Electro Scientific Industries, Inc. (a) (c)	23,246,029

		25,183,072

	Software - 2.87%
1,766,760	Synopsys, Inc. (a)	35,299,865

	Telecommunications Equipment - 1.94%
3,608,140	Sycamore Networks, Inc. (a)	12,267,676
1,992,523	Tellabs, Inc. (a)	11,556,633

		23,824,309

	Transportation - 0.79%
353,802	Genesee & Wyoming, Inc., Class A (a)	9,655,257

	U.S. Real Estate Operating Companies - 7.29%
1,426,839	Alexander & Baldwin, Inc.	41,692,236
269,014	Alico, Inc.	8,511,603
322,646	Tejon Ranch Co. (a)	8,530,760
1,080,002	Vail Resorts, Inc. (a)	30,898,857

		89,633,456

	Total Common Stocks & Warrants (Cost $1,189,156,156)	1,045,781,880

Investment Amount ($)		Value (Note 1)

Limited Partnerships - 0.23%

	Holding Companies - 0.23%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (a) (b)	$2,850,000

	Total Limited Partnerships (Cost $20,000,000)	2,850,000

Notional Amount ($)

Purchased Options - 0.12%

	Foreign Currency Put Options - 0.12%
75,000,000	Japan Currency, strike 100 Yen, expires 2/22/10	1,464,750

	Total Purchased Options (Cost $2,081,250)	1,464,750

Principal Amount ($)

Short Term Investments - 8.59%

	Repurchase Agreement - 2.90%
35,576,034	JPMorgan Securities, Inc., 0.10%, dated 7/31/09, due 8/3/09 (d)	35,576,034

	U.S. Government Obligations - 5.69%
70,000,000	U.S. Treasury Bills, 0.19%-0.25%‡, due 8/6/09-1/28/10 (h)	69,967,309

	Total Short Term Investments (Cost $105,543,056)	105,543,343

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 100.05% (Cost $1,400,543,954)	$1,229,778,796
Liabilities in excess of Other Assets - (0.05%)	(607,226)

NET ASSETS - 100.00% (Applicable to 76,184,286 shares outstanding)	$1,229,171,570

NET ASSET VALUE PER SHARE	$16.13

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $32,240,000, due 4/15/10, value $36,598,781.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Variable rate security.

(h)	A portion of this security is segregated for future fund commitments.

†	Denominated in U.S. Dollars unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	67.79%
Canada	10.40
Japan	8.51
Germany	6.03
Belgium	3.02
Hong Kong	1.70
Bermuda	0.96
Guernsey	0.94
United Kingdom	0.70

Total	100.05%

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at July 31, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 11.97%

	Non-U.S. Real Estate Operating Companies - 1.32%
16,215,000	Brookfield Asset Management, Inc., 7.125%, due 6/15/12 (Canada)	$16,008,713

	U.S. Real Estate Investment Trusts - 7.96%
16,500,000	Brandywine Operating Partnership L.P., 3.875%, due 10/15/26	15,076,875
	Developers Diversified Realty Corp.:
10,000,000	3.500%, due 8/15/11	8,550,000
20,000,000	3.000%, due 3/15/12	16,100,000
25,000,000	Macerich Co. (The), 3.250%, due 3/15/12 (d)	20,125,000
5,907,173	Macerich Partnership L.P. Term Loan, 1.813%, due 4/26/10 (f)	5,582,278
	ProLogis:
14,000,000	2.250%, due 4/1/37	11,865,000
19,929,000	1.875%, due 11/15/37	15,768,821
5,000,000	2.625%, due 5/15/38	3,943,750

		97,011,724

	U.S. Real Estate Operating Companies - 2.69%
18,200,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	15,515,500
383,500	Forest City Enterprises, Inc., $25 par, 7.375%, due 2/1/34	5,204,095
13,000,000	General Growth Properties Term Loan A, 5.250%, due 2/24/10 * (f)	7,800,000
7,000,001	LNR Property Corp. Term Loan B, 3.810%, due 7/12/11 (f)	4,270,000

		32,789,595

	Total Corporate Debt Instruments (Cost $108,977,974)	145,810,032

Shares		Value (Note 1)

Preferred Stocks - 0.27%

	U.S. Real Estate Investment Trusts - 0.27%
125,000	RAIT Financial Trust, 7.750% Series A	$1,110,000
250,000	RAIT Financial Trust, 8.375% Series B	2,225,000

	Total Preferred Stocks (Cost $9,375,000)	3,335,000

Common Stocks - 75.02%
	Non-U.S. Real Estate Consulting/Management - 1.52%
3,309,535	Savills PLC (United Kingdom)	18,478,753

	Non-U.S. Real Estate Investment Trusts - 10.42%
5,521,808	British Land Co. PLC (United Kingdom)	40,124,056
1,670,168	Derwent London PLC (United Kingdom)	26,922,894
10,400,712	Hammerson PLC (United Kingdom)	59,896,523

		126,943,473

	Non-U.S. Real Estate Operating Companies - 41.90%
3,673,126	Brookfield Asset Management, Inc., Class A (Canada)	77,282,571
18,128,500	Capitaland, Ltd. (Singapore)	48,119,286
3,362,300	Daibiru Corp. (Japan)	30,345,091
16,700,000	Hang Lung Properties, Ltd. (Hong Kong)	61,197,024
13,913,000	Henderson Land Development Co., Ltd. (Hong Kong)	91,914,968
5,701,000	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	22,176,890
13,900	Killam Properties, Inc. (Canada)	86,452
2,300,000	Mitsubishi Estate Co., Ltd. (Japan)	38,331,308
2,300,000	Mitsui Fudosan Co., Ltd. (Japan)	42,293,263

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	Non-U.S. Real Estate Operating Companies (continued)
394,800	Parco Co., Ltd. (Japan)	$3,442,113
5,467,268	Quintain Estates & Development PLC (United Kingdom) (a)	7,534,572
26,015,500	Wheelock & Co., Ltd. (Hong Kong)	73,849,975
20,845,000	Wheelock Properties, Ltd. (Hong Kong)	13,878,646

		510,452,159

	U.S. Real Estate Investment Trusts - 6.19%
1,600,000	Kimco Realty Corp.	15,744,000
1,823,592	ProLogis	16,029,374
855,162	Vornado Realty Trust	43,630,365

		75,403,739

	U.S. Real Estate Operating Companies - 14.99%
500,500	Consolidated-Tomoka Land Co. (c)	18,658,640
12,982,327	FNC Realty Corp. (a) (b) (c)	4,712,585
10,090,773	Forest City Enterprises, Inc., Class A (a) (c)	72,048,119
28,878,422	Newhall Holding Co., LLC, Class A Units (a) (b) (c)	28,505,752
1,228,228	St. Joe Co. (The) (a)	34,586,900
785,584	Tejon Ranch Co. (a)	20,770,841
2,411,373	Thomas Properties Group, Inc. (c)	3,327,695

		182,610,532

	Total Common Stocks (Cost $1,028,655,942)	913,888,656

Principal Amount ($)

Short Term Investments - 11.99%

	Repurchase Agreement - 4.19%
51,086,398	JPMorgan Securities, Inc., 0.10%, dated 7/31/09, due 8/3/09 (e)	51,086,398

Principal Amount ($)		Value (Note 1)

	U.S. Government Obligations - 7.80%
95,000,000	U.S. Treasury Bills, 0.15%-0.18%†, due 8/20/09-10/29/09	$94,983,602

	Total Short Term Investments (Cost $146,070,028)	146,070,000

	Total Investment Portfolio - 99.25% (Cost $1,293,078,944)	1,209,103,688
	Other Assets less Liabilities - 0.75%	9,185,486

	NET ASSETS - 100.00% (Applicable to 67,553,568 shares outstanding)	$1,218,289,174

	NET ASSET VALUE PER SHARE	$18.03

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $46,295,000, due 4/15/10, value $52,553,987.

(f)	Variable rate security.

*	Issuer in bankruptcy.

†	Annualized yield at date of purchase.

1	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	44.09%
Hong Kong	21.59
United Kingdom	12.56
Japan	9.39
Canada	7.67
Singapore	3.95

Total	99.25%

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at July 31, 2009
(Unaudited)

Principal Amount ($)			Value (Note 1)

Corporate Debt Instruments - 1.65%

		Electronics Components - 1.65%
16,439,475	SGD	WBL Corp., Ltd., 2.500%, due 6/10/14 (Singapore)	$19,953,775

		Total Corporate Debt Instruments (Cost $11,342,262)	19,953,775

Shares

Common Stocks and Warrants - 91.19%

		Advertising - 2.44%
1,312,400		Asatsu-DK, Inc. (Japan)	29,472,655

		Agriculture - 11.34%
10,303,872		ABB Grain, Ltd. (Australia) (c)	76,783,294
155,356		United International Enterprises, Ltd. (Denmark)[1]	8,400,113
6,136,664		Viterra, Inc. (Canada) (a)	51,668,176

			136,851,583

		Building & Construction Products/Services - 0.59%
10,482,120		Tenon, Ltd. (New Zealand) (a) (c)	7,079,561

		Corporate Services - 0.69%
22,522,784		Boardroom, Ltd. (Singapore) (c)	8,294,532

		Diversified Operations - 6.80%
1,635,342		Antarchile S.A. (Chile)	27,202,806
5,371,200		Hutchison Whampoa, Ltd. (Hong Kong)	40,231,761
344,189		Lundbergforetagen AB, Class B (Sweden)	14,643,296

			82,077,863

		Electronics Components - 5.05%
21,919,300		WBL Corp., Ltd. (Singapore) (c)	60,922,906

Shares		Value (Note 1)

	Forest Products & Paper - 4.70%
60,271,095	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	$9,869,409
12,000,000	Catalyst Paper Corp. (Canada) (a) (b) (c) (e) (f)	1,965,003
44,893,185	Rubicon, Ltd. (New Zealand) (a) (c)	27,645,243
490,739	Weyerhaeuser Co.	17,195,494

		56,675,149

	Holding Companies - 11.86%
761,561	Compagnie Nationale a Portefeuille (Belgium)	39,380,044
3,815,400	Guoco Group, Ltd. (Hong Kong)[2]	35,938,375
1,270,888	Leucadia National Corp. (a)	31,136,756
680,000	LG Corp. (South Korea)	36,652,011

		143,107,186

	Insurance - 14.90%
297,027	Allianz SE (Germany)	29,295,860
13,249,502	BRIT Insurance Holdings PLC (United Kingdom)	46,201,950
1,158,611	Montpelier Re Holdings, Ltd. (Bermuda)	18,167,020
243,689	Munich Re (Germany)	36,848,058
1,451,773	Sampo Oyj, Class A (Finland)	30,313,813
654,800	Tokio Marine Holdings, Inc. (Japan)	19,029,855

		179,856,556

	Machinery - 0.74%
203,192	Andritz AG (Austria)	8,905,452

	Metals & Mining - 2.72%
1,036,132	Dundee Precious Metals, Inc. (Canada) (a) (c)	1,971,753
5,745,000	Dundee Precious Metals, Inc. (Canada) (a) (c) (f)	10,932,699

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Metals & Mining (continued)
512,500	Dundee Precious Metals, Inc. Warrants, expires 6/29/12 (Canada) (a) (e)	$42,817
2,360,000	Dundee Precious Metals, Inc. Warrants, expires 11/20/15 (Canada) (a) (e)	1,270,643
448,956	Newmont Mining Corp.	18,564,331

		32,782,243

	Non-U.S. Real Estate Operating Companies - 7.21%
2,735,600	Daibiru Corp. (Japan)	24,689,061
95,915,023	GuocoLeisure, Ltd. (Singapore) [2] (c)	29,991,148
1,760,000	Mitsui Fudosan Co., Ltd. (Japan)	32,363,540

		87,043,749

	Oil & Gas Production & Services - 1.42%
320,707	EnCana Corp. (Canada)	17,205,931

	Other Financial - 4.04%
67,766,000	Yuanta Financial Holding Co., Ltd. (Taiwan)	48,746,574

	Pharmaceuticals - 4.40%
1,009,880	GlaxoSmithKline PLC (United Kingdom)	19,383,137
514,600	Sanofi-Aventis SA (France)	33,709,633

		53,092,770

	Technology - Hardware - 3.12%
84,824,750	United Microelectronics Corp. (Taiwan)	37,618,877

	Telecommunications - 5.78%
49,496,693	Netia S.A. (Poland) (a) (c)	69,760,383

Shares		Value (Note 1)

	Transportation - 3.39%
5,233,000	Seino Holdings Co., Ltd. (Japan)	$40,979,160

	Total Common Stocks and Warrants (Cost $1,267,703,007)	1,100,473,130

Notional Amount ($)

Purchased Options - 0.21%

	Foreign Currency Put Options - 0.21%
75,000,000	Euro Currency, strike 1.260 Euro, expires 2/1/10	520,950
75,000,000	Japan Currency, strike 98 Yen, expires 2/22/10	2,084,175

	Total Purchased Options (Cost $7,291,875)	2,605,125

Principal Amount ($)

Short Term Investments - 6.81%

	Repurchase Agreement - 2.67%
32,152,362	JPMorgan Securities, Inc., 0.10%, dated 7/31/09, due 8/3/09 (d)	32,152,362

	U.S. Government Obligations - 4.14%
50,000,000	U.S. Treasury Bills, 0.15%-0.18%†, due 8/20/09-10/29/09	49,988,933

	Total Short Term Investments (Cost $82,141,318)	82,141,295

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2009
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 99.86% (Cost $1,368,478,462)	$1,205,173,325
Other Assets less Liabilities - 0.14%	1,659,965

NET ASSETS - 100.00% (Applicable to 84,543,376 shares outstanding)	$1,206,833,290

NET ASSET VALUE PER SHARE	$14.27

Notes:

SGD: Singapore Dollar.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $29,140,000, due 4/15/10, value $33,079,667.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bahamas.

[2]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	12.57%
Japan	12.14
Singapore	9.87
Canada	7.87
Taiwan	7.16
Australia	6.36
Hong Kong	6.31
Poland	5.78
Germany	5.48
United Kingdom	5.43
Belgium	3.26
South Korea	3.04
New Zealand	2.88
France	2.79
Finland	2.51
Chile	2.25
Bermuda	1.51
Sweden	1.21
Austria	0.74
Denmark	0.70

Total	99.86%

*	Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Notes to Portfolios of Investments
July 31, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”).

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Funds’ Valuation Committee as authorized by the Board of the Funds, under procedures established by the Board. At July 31, 2009, such securities had a total fair value of $22,667,203 or 0.42% of net assets of Third Avenue Value Fund, $6,375,601 or 0.52% of net assets of Third Avenue Small-Cap Value Fund, $33,218,337 or 2.73% of net assets of Third Avenue Real Estate Value Fund and $11,834,412 or 0.98% of net assets of Third Avenue International Value Fund. Among the factors considered by the Funds’ Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may

14

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2009
(Unaudited)

differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2009
(Unaudited)

The summary of inputs used to determine the valuation of the Funds’ investments as of July 31, 2009 is as follows:

	Investments in Securities (Market Value)

Valuation Inputs	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Level 1: Quoted Prices
Common Stocks & Warrants	$4,689,203,596	$1,042,256,279	$880,670,319	$1,088,638,718
Preferred Stocks	7,877	—	3,335,000	—
Limited Partnerships	5,320,000	—	—	—
Corporate Debt Instruments	—	—	5,204,095	—
Level 2: Other Significant Observable Inputs
U.S. Government Obligations:
U.S. Treasury Inflation Indexed Notes	—	11,081,980	—	—
Corporate Debt Instruments	356,237,624	63,056,843	140,605,937	19,953,775
Purchased Options:
Foreign Currency Put Options	—	1,464,750	—	2,605,125
Short Term Investments:
Repurchase Agreement	168,614,669	35,576,034	51,086,398	32,152,362
U.S. Government Obligations	199,830,400	69,967,309	94,983,602	49,988,933
Level 3: Significant Unobservable Inputs
Common Stocks	7,450,773	3,525,601	33,218,337	11,834,412
Limited Partnerships	256,294	2,850,000	—	—
Preferred Stocks	313,461	—	—	—
Corporate Debt Instruments	14,646,675	—	—	—

Total Market Value of Investments	$5,441,881,369	$1,229,778,796	$1,209,103,688	$1,205,173,325

16

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2009
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks	Corporate Debt Instruments	Limited Partnerships	Preferred Stocks

Balance as of 10/31/08 (fair value)	$12,132,646	$14,647,007	$308,898	$1,431,511
Change in unrealized appreciation/ (depreciation) †	(4,681,873)	(452,912)	(52,604)	(1,118,050)
Payment-in-kind interest	—	452,580	—	—

Balance as of 7/31/09 (fair value)	$7,450,773	$14,646,675	$256,294	$313,461

Third Avenue Small-Cap Value Fund

	Common Stocks	Limted Partnerships

Balance as of 10/31/08 (fair value)	$6,827,263	$3,325,000
Change in unrealized appreciation/ (depreciation) †	(3,301,662)	(475,000)

Balance as of 7/31/09 (fair value)	$3,525,601	$2,850,000

Third Avenue Real Estate Value Fund

	Common Stocks

Balance as of 10/31/08 (fair value)	$7,737,467
Change in unrealized appreciation/ (depreciation) †	(3,024,882)
Security conversion	28,505,752

Balance as of 7/31/09 (fair value)	$33,218,337

Third Avenue International Value Fund

	Common Stocks

Balance as of 10/31/08 (fair value)	$22,600,027

Change in unrealized appreciation/ (depreciation) †	(10,840,523)
Net purchases	74,908

Balance as of 7/31/09 (fair value)	$11,834,412

† Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at July 31, 2009.

17

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2009
(Unaudited)

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Security transactions:

Security transactions are accounted for on a trade date basis.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of July 31, 2009:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Gross unrealized appreciation	$1,231,632,886	$125,314,498	$235,278,209	$119,681,672
Gross unrealized depreciation	(1,164,447,245)	(296,079,656)	(319,253,465)	(282,986,809)

Net unrealized appreciation/ (depreciation)	$67,185,641	$(170,765,158)	$(83,975,256)	$(163,305,137)

Aggregate book cost	$5,374,695,728	$1,400,543,954	$1,293,078,944	$1,368,478,462

18

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2009
(Unaudited)

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of July 31, 2009. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

Third Avenue Small Cap Value Fund has committed $5,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of July 31, 2009. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Small Cap Value Fund has segregated securities valued at $5,000,000 to meet this contingency.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

19

BOARD OF TRUSTEES
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600 800-443-1021 (toll-free)

INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	August 28, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	August 28, 2009

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	August 28, 2009